Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash and bank accounts	R$ 60,278	R$ 16,349
Short-term investments	277,742	35,800
Cash and cash equivalents	R$ 338,020	R$ 52,149	R$ 25,936	R$ 28,354